Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advanced to suppliers	[1]	¥ 1,602,310	$ 226,229		¥ 2,222,046
Tax refund	[2]				1,924,536
Deposits	[3]	9,644,591	1,361,711		6,238,305
Tax/expenses paid on behalf of clients		3,182,361	449,315		413,304
Loan & interest receivable		3,845,273	542,911	[4]		[4]
Other receivables	[5]	3,212,790	453,610		1,650,503
Total		21,487,325	3,033,776		12,448,694
Allowance for credit losses related to prepaid expenses and other current assets		(8,973,447)	(1,266,953)		(237,704)
Total prepaid expenses and other receivables, net		¥ 12,513,878	$ 1,766,823		¥ 12,210,990

[1]	The balance mainly represents the advance payments made chartered airlines freight services and rent.
[2]	The balance mainly represents the tax refund JYD SM entitled from international trading business. The Group has recorded full allowance for the portion with doubt of collection.
[3]	The balance mainly represents the current operational deposits for lease and cargo space reservation to vendors.
[4]	The balance represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. Refer to Note 8 for details.
[5]	The balance mainly represents the prepaid taxes and some advances to employees.